Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxes on Income [Abstract]
Loss before taxes on income	$ (6,578)	$ (2,552)	$ (8,979)
Theoretical tax benefit	(1,513)	(587)	(2,245)
Increase in taxes arising from mainly tax losses created in the reported year for which deferred taxes were not recorded	1,533	580	2,273
Taxes on income (Tax benefit)	$ 20	$ (7)	$ 28